Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Value Index Fund
	Aug. 29, 2024
Fidelity Mid Cap Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.76%
Since Inception	8.17%	[1]
Fidelity Mid Cap Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.21%
Since Inception	7.33%	[1]
Fidelity Mid Cap Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.87%
Since Inception	6.22%	[1]
RS013
Average Annual Return:
Past 1 year	12.71%
Since Inception	8.28%
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	12.21%

[1]	A From July 11, 2019 .